Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Treasury Stock
BEGINNING BALANCE at Sep. 30, 2009	$ 819,162	$ 494	$ 388,772	$ 450,647	$ (5,509)	$ (15,242)
BEGINNING BALANCE (in shares) at Sep. 30, 2009		49,448,028				(494,100)
Dividends paid	(404,868)			(404,868)
Unvested dividend equivalent payments	(17,098)			(17,098)
Compensation expense recognized for employee stock options	6,693		6,693
Excess tax benefits related to share- based payment arrangements	17,459		17,459
Exercise of employee stock options (in shares)		477,776
Exercise of employee stock options	6,361	5	6,356
Restricted stock compensation	11		11
Common stock issued (in shares)		2,437
Common stock issued	105		105
Comprehensive income (loss):
Net income	163,445			163,445
Interest rate swaps, net of tax	2,467				2,467
Other comprehensive income (loss), foreign currency translation adjustments and other	(758)				(758)
Foreign currency translation adjustments	288
Other comprehensive income (loss), other	(1,046)
Comprehensive income	165,154
ENDING BALANCE at Sep. 30, 2010	592,979	499	419,396	192,126	(3,800)	(15,242)
ENDING BALANCE (in shares) at Sep. 30, 2010		49,928,241				(494,100)
Compensation expense recognized for employee stock options	12,568		12,568
Excess tax benefits related to share- based payment arrangements	23,411		23,411
Exercise of employee stock options (in shares)		899,395
Exercise of employee stock options	9,208	9	9,199
Restricted stock compensation	6		6
Common stock issued (in shares)		1,640
Common stock issued	120		120
Comprehensive income (loss):
Net income	172,134			172,134
Interest rate swaps, net of tax	(1,077)				(1,077)
Foreign currency translation adjustments	1,498				1,498
Other comprehensive income (loss), other	102				102
Comprehensive income	172,657
ENDING BALANCE at Sep. 30, 2011	810,949	508	464,700	364,260	(3,277)	(15,242)
ENDING BALANCE (in shares) at Sep. 30, 2011		50,829,276				(494,100)
Compensation expense recognized for employee stock options	22,151		22,151
Excess tax benefits related to share- based payment arrangements	50,555		50,555
Exercise of employee stock options (in shares)		1,327,029
Exercise of employee stock options	15,710	13	15,697
Treasury stock purchased, shares	(11,300)					(11,300)
Treasury stock purchased	(846)					(846)
Common stock issued (in shares)		920
Common stock issued	120		120
Comprehensive income (loss):
Net income	324,969			324,969
Interest rate swaps, net of tax	(2,635)				(2,635)
Foreign currency translation adjustments	(1,315)				(1,315)
Other comprehensive income (loss), other	(824)				(824)
Comprehensive income	320,195
ENDING BALANCE at Sep. 30, 2012	$ 1,218,834	$ 521	$ 553,223	$ 689,229	$ (8,051)	$ (16,088)
ENDING BALANCE (in shares) at Sep. 30, 2012		52,157,225				(505,400)